Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense

The stock-based compensation expense during the three and six month ended June 30, 2026 and June 30, 2025 are reported in the following unaudited condensed consolidated interim financial statement line items (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
General and administrative	$37	$40	74	78
Cost of revenue	5	4	10	10
Selling and marketing	4	8	7	19
Research and development	6	1	16	11
Total stock-based compensation expense	$52	$53	107	118

The stock-based compensation expense during the year ended December 31, 2025, and 2024 are reported in the following consolidated financial statement line items (in thousands):

	Year ended December 31,
	2025	2024
General and administrative	$154	$723
Cost of revenue	21	44
Selling and marketing	38	170
Research and development	18	130
Total stock-based compensation expense	$231	$1,067

Schedule of Stock Option Activity for Options with Service-based Vesting

The following table summarizes the stock option activity for options with service-based vesting conditions during the six months ended June 30, 2026:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2025	686,880	3.25	6.88	$234
Granted		-	-	-
Exercised	(26,321)	0.70	-	-
Forfeited	(6,508)	3.91	-	-
Cashless exercise (1)	(21,456)	1.85	-	-
Expired	(43,403)	6.60	-	-
Outstanding balance as of June 30, 2026	589,192	3.16	6.84	$70
Options vested and exercisable as of June 30, 2026	472,991	2.86	6.68	69

(1)	During the six-month ended June 30, 2026, employees have performed cashless exercise of 21,456 options

The following table summarizes the stock option activity for options with service-based vesting conditions during the year ended December 31, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2024	1,700,058	1.88	6.50	$11,885
Granted			-	-
Exercised	(6,772)	0.70	-	-
Forfeited	(14,892)	5.34	-	-
Cashless exercise (1)	(745,896)	0.95	-	-
Expired	(245,618)	0.72	-	-
Outstanding balance as of December 31, 2025	686,880	3.25	6.88	$234
Options vested and exercisable as of December 31, 2025	523,632	2.93	6.52	230

(1)	During the year ended 31st December 2025, employees have performed cashless exercise of 745,896 options

Schedule of Assumptions Used in the Black-Scholes Model

	December 31,
	2025 (1)	2024
Weighted average expected term (years)	0	5.79
Weighted average expected volatility	0.00	66.90%
Risk-free interest rate	0.00	4.08%-4.10%
Dividend yield	0	0

(1)	There were no stock options granted during the year ended December 31, 2025.

Schedule of Restricted Stock Units Expense

The restricted stock units expense during the three and six month ended June 30, 2026 are reported in the following unaudited condensed consolidated interim financial statement line items (in thousands) and further no RSU were granted during the three month ended June 30, 2026.

	Three months ended June 30,	Six months ended June 30,
	2026	2026
General and administrative	399	741
Cost of revenue	6	8
Selling and marketing	7	10
Research and development	8	12
Total restricted stock units expense	420	771

Schedule of Restricted Stock Units Activity

The following is a summary of service based RSU activity for the six-month period ended June 30, 2026:

	Number of RSU shares	Weighted Average Grant Date Fair Value
Opening	-	-
Granted	1,217,210	1.6
Vested	-	-
Forfeited	-	-
Nonvested balance, June 30, 2026	1,217,210	1.6

Schedule of Nonvested Restricted Stock Vests	The nonvested balance of restricted stock vests as follows:
Year Ended	No. of shares
2026	453,865
2027	583,605
2028	142,240
2029	25,000
2030	12,500